4. Hempcoins	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
4. Hempcoins

4.  Hempcoins

At September 30, 2017 and December 31, 2016, the Company has possession of approximately 110,000,000 Hempcoins.  Hempcoins are reported as digital currency.  Every 10 Hempcoins are backed by 1 share of Rocky Mountain Inc (RMTN).  At September 30, 2017 and December 31, 2016 the value of Hempcoins was $14,365 and $14,911, respectively, computed by converting first to bitcoin and then to US Dollars. (See Note 1).  100,000,000 hempcoins were contributed to the Company in 2015 by a director with a cost basis of $4,731. Approximately 10,000,000 were earned by the Company during 2015 with a cost basis of $207.

4.  Hempcoins

At December 31, 2016, the Company has possession of 110,000,000 Hempcoins.  Hempcoins are reported as digital currency.  Every 10 Hempcoins are backed by 1 share of Rocky Mountain Inc (RMTN).  At December 31, 2016 and 2015 the value of Hempcoins was $14,911 and $5,203, respectively, computed by converting first to bitcoin and then to US Dollars. (See Note 1).  100,000,000 hempcoins were contributed to the Company in 2015 by a director with a cost basis of $4,731.  10,000,000 were earned by the Company during 2015 with a cost basis of $207.